                         File Nos. 33-37459 and 811-6200
    As filed with the Securities and Exchange Commission on October 29, 2007
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 74                                [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 78                                               [X]

                              SCHWAB INVESTMENTS
                              ------------------
              (Exact Name of Registrant as Specified in Charter)

            101 Montgomery Street, San Francisco, California 94104
            ------------------------------------------------------
             (Address of Principal Executive Offices) (zip code)

             Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000
                                 --------------

                                 Randall W. Merk
            101 Montgomery Street, San Francisco, California 94104
            ------------------------------------------------------
                   (Name and Address of Agent for Service)

                         Copies of communications to:

Timothy W. Levin, Esq.      John M. Loder, Esq.        Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP  Ropes & Gray               Charles Schwab Investment
1701 Market Street          One International Place    Management, Inc.
Philadelphia, PA 19103      Boston, MA 02110-2624      101 Montgomery Street
                                                       120KNY-14-109
                                                       San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):
 / /   Immediately upon filing pursuant to paragraph (b)
 / X / On November 15, 2007, pursuant to paragraph (b)
 / /   60 days after filing pursuant to paragraph (a)(1)
 / /   On (date), pursuant to paragraph (a)(1)
 / /   75 days after filing pursuant to paragraph (a)(2)
 / / On (date), pursuant to paragraph (a)(2) of Rule 485 if appropriate, check appropriate box:
 / X / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 74 to the Registration Statement of Schwab Investments (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on August 31, 2007 (Accession Number:
0000950134-07-019415)(referred herein as "PEA No. 71").

The Registrant's Prospectuses Schwab YieldPlus Fund(R) Investor Shares and Select Shares(R), Schwab Short-Term Bond Market Fund TM, Schwab Total Bond Market Fund TM, Schwab GNMA Fund TM Investor Shares and Select Shares(R), Schwab Inflation Protected Fund TM Investor Shares and Select Shares(R), Schwab Tax-Free YieldPlus Fund TM, Schwab Tax-Free Bond Fund TM, Schwab California Tax-Free YieldPlus Fund TM and Schwab California Tax-Free Bond Fund TM (collectively, the "Funds") are hereby incorporated by reference to Part A of PEA No. 71.

The Registrant's Statement of Additional Information for the Funds is hereby incorporated by reference to Part B of PEA No. 71.

The Registration's Part C is hereby incorporated by reference to Part C of PEA No. 71.

                                SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 74 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 74 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 29th day of October, 2007.

                        SCHWAB INVESTMENTS
                        Registrant

                        Charles R. Schwab*
                        ------------------
                        Charles R. Schwab, Chairman and Trustee


      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 74 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 29th day of October, 2007.

Signature                                       Title
---------                                       -----

Charles R. Schwab*                              Chairman and Trustee
-------------------
Charles R. Schwab

Randall W. Merk*                                Trustee, President and
----------------                                Chief Executive Officer
Randall W. Merk

Mariann Byerwalter*                             Trustee
-------------------
Mariann Byerwalter

Donald F. Dorward*                              Trustee
------------------
Donald F. Dorward

William A. Hasler*                              Trustee
------------------
William A. Hasler

Robert G. Holmes*                               Trustee
-----------------
Robert G. Holmes

Gerald B. Smith*                                Trustee
----------------
Gerald B. Smith

Donald R. Stephens*                             Trustee
-------------------
Donald R. Stephens

Michael W. Wilsey*                              Trustee
-------------------
Michael W. Wilsey

George Pereira*                                 Treasurer and Principal
---------------                                 Financial Officer
George Pereira


*By:  /s/ Timothy W. Levin
      --------------------
          Timothy W. Levin, Attorney-in-Fact
          Pursuant to Power of Attorney